Assets held-for-sale	12 Months Ended
Dec. 31, 2024
Assets held-for-sale
Assets held-for-sale

13.Assets held-for-sale

	2024	2023
	US$’000	US$’000
At beginning of the financial year	44,296	86,869
Reclassified from property, plant and equipment (note 8)	32,998	82,641
Disposals	(44,296)	(125,214)
At end of the financial year	32,998	44,296

As at 31 December 2024, assets held-for-sale comprised one VLGC (2023: one VLGCs) that has been committed for sale to a non-related party.